JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, MA 02116

June 15, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”), on behalf of:
Multi-Asset High Income Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the retail prospectus filed with the Securities and Exchange Commission on June 4, 2020 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228- 20-003429), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna
Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document